UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03391
                                                     ---------

                           Centennial Government Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Government Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--51.9%
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Federal Home Loan Bank:
4.60%, 10/10/07                                                                  $   100,000,000   $     99,885,000
5.045%, 1/2/08 1                                                                     250,000,000        250,000,000
5.375%, 8/20/08                                                                       25,000,000         25,000,000
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, Series 1, 5.45%, 8/15/08 2                       25,000,000         25,000,000
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Federal Home Loan Mortgage Corp., 5.14%, 11/13/07                                     96,912,000         96,317,014
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Federal National Mortgage Assn., 5.145%, 12/3/07                                      50,000,000         49,549,812
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Overseas Private Investment Corp., 5.513%, 1/20/08 1,2                                 2,810,117          2,823,012
                                                                                                   -----------------
Total U.S. Government Agencies (Cost $548,574,838)                                                      548,574,838
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REPURCHASE AGREEMENTS--71.8% 3
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Repurchase agreement (Principal Amount/Value $350,000,000, with a maturity value of $350,144,375) with Cantor Fitzgerald & Co./Cantor
Fitzgerald Securities, 4.95%, dated 9/28/07, to be repurchased at
$350,144,375 on 10/1/07, collateralized by Federal Home Loan Mortgage
Corp., 5%, 9/1/37, with a value of $357,020,850                                      350,000,000        350,000,000
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $409,000,000, with a maturity value of $409,168,713) with UBS Warburg LLC, 4.95%, dated
9/28/07, to be repurchased at $409,168,713 on 10/1/07, collateralized by
Federal National Mortgage Assn., 5.50%, 9/1/34, with a value of
$417,710,192                                                                         409,000,000        409,000,000
                                                                                                   -----------------
Total Repurchase Agreements (Cost $759,000,000)                                                         759,000,000
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TOTAL INVESTMENTS, AT VALUE (COST $1,307,574,838)                                          123.7%     1,307,574,838
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LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (23.7)      (250,478,277)
                                                                                 -----------------------------------
NET ASSETS                                                                                 100.0%  $  1,057,096,561
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $27,823,012, which represents 2.63% of the Trust's net assets. See accompanying Notes.

3. The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

REPURCHASE AGREEMENTS. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.


                         1 | CENTENNIAL GOVERNMENT TRUST

Centennial Government Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CONCENTRATION OF RISKS. The Trust from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Trust. Such concentrations may subject the Trust to additional risks.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         2 | CENTENNIAL GOVERNMENT TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007